16. Share Based Payments - Narrative (Details)			12 Months Ended
	Apr. 20, 2018 EUR (€) Y tranche shares	Apr. 20, 2018 USD ($) Y tranche shares	Dec. 31, 2018 EUR (€) EquityInstruments Y USD ($) shares	Dec. 31, 2018 USD ($) EquityInstruments Y shares	Dec. 31, 2017 EUR (€) EquityInstruments Y	Dec. 31, 2017 USD ($) EquityInstruments Y	Dec. 31, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years	3 years
Number of options issued | shares	240,000	240,000
Number of tranches | tranche	3	3
Trading days	15 days	15 days
Weighted average share price | $				$ 1.91		$ 2.00
Grant date fair value	€ 133,000	$ 164,000
Otions life | Y	2	2	5.90	5.90	5.90	5.90
Options exercisable | $			0
Share based expense			€ 2,035,000		€ 1,943,000		€ 3,545,000
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price	€ 6.15
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price	8.20
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price	€ 10.25
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based expense			852,000		522,000		1,178,000
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based expense			€ 1,183,000		€ 1,421,000		€ 2,367,000
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)			3 years	3 years
Awards granted | EquityInstruments			2,332,296	2,332,296	1,436,075	1,436,075
Awards cancelled or forfeited | EquityInstruments			424,688	424,688	399,552	399,552
Awards outstanding | EquityInstruments			5,948,438		4,080,868
Awards exercised | shares			40,038	40,038
Average exercise price of awards exercised | $				$ 1.98
Awards vested | EquityInstruments			2,814,547	2,814,547	2,001,264	2,001,264
Annual forfeiture rate			4.00%	4.00%
Weighted average remaining contractual life | Y			9.3		8.4
Exercise period			10 years	10 years
ESOP 2014 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			€ 1.30		€ 1.80
ESOP 2014 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			€ 13.47		€ 13.47